Acquisition of Lima One Holdings, LLC	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of Lima One Holdings, LLC	Acquisition of Lima One Holdings, LLC
On July 1, 2021, the Company completed the acquisition from affiliates of Magnetar Capital of their ownership interests in Lima One Holdings, LLC, the parent company of Lima One Capital, LLC (collectively, “Lima One”), a leading originator and servicer of business purpose loans. In connection with this transaction, the Company also acquired from certain members of management of Lima One their ownership interests in Lima One Holdings, LLC. With the completion of these transactions (collectively, “the transaction”), the Company acquired the remaining approximately 57% of the common equity interests of Lima One that it did not previously own, for cash consideration of $57.3 million and $4.7 million of restricted stock unit awards issued to certain members of the Lima One management team. As a result of these transactions, the Company gained control of 100% of the ownership interests in Lima One and was required to consolidate its financial results from that date.

The transaction is accounted for under the purchase method of accounting. Under purchase accounting, the purchase consideration to acquire Lima One is defined as the cash paid to acquire the approximately 57% of the common equity interests not previously owned and the estimated fair value of the previously owned approximately 43% common equity interest. Further, under purchase accounting, the Company was required to revalue the previously owned common equity interest to fair value. At the time of the revaluation, the previously owned common equity interest had a carrying value of $5.6 million (net of a $21.0 million impairment charge that was recorded in the first quarter of 2020). Consequently, the revaluation resulted in the Company recording a gain of $38.9 million that is presented in Other income in the Company’s consolidated statement of operations for the year ended December 31, 2021. Accordingly, under the purchase method of accounting, the purchase consideration allocated was $101.7 million. The restricted stock awards issued are not included in the purchase consideration as it was determined that they should be accounted for as compensation expense for post-combination services.

Additionally, concurrent with the closing of the transaction, the Company injected additional capital that facilitated the repayment by Lima One of $47.4 million of outstanding preferred equity interests, of which $22.0 million were held by the Company prior to closing. As the Company had previously recorded an impairment write-down on its investment in Lima
One’s preferred equity that was repaid in connection with the transaction, the Company recorded a gain of $5.0 million to reflect the reversal of this impairment charge. This gain was recorded in Other Income in the consolidated statements of operations for the year ended December 31, 2021. Further, the Company paid a total of $428,000 of acquisition related expenses, which were recorded in Operating and Other Expenses in the consolidated statements of operations for the year ended December 31, 2021.

The Company performed an allocation of the purchase consideration and recorded the underlying assets acquired (including certain identified intangible assets) and liabilities assumed based on their estimated fair values using the information available at the acquisition date. The excess of the purchase consideration over the net assets acquired of $61.1 million was allocated to goodwill. The goodwill is attributed to further access and expansion into business purpose loan markets as well as access to an experienced management team and workforce that are expected to continue to provide services to the business. In addition, the Company identified and recorded finite-lived intangible assets totaling $28.0 million.

The purchase price allocations are summarized in the table below:

Purchase Price Allocation
(In Thousands)
Acquisition Date	July 1, 2021

Purchase Price:
Cash	$57,255
Equity method investment at fair value	44,465
Total consideration	$101,720

Allocated to:

Business purpose residential loans, at fair value	$170,220
Cash and cash equivalents	16,531
Restricted cash	91,394
Other assets	37,107
Goodwill	61,076
Intangible assets	28,000
Total assets acquired	$404,328

Short term debt, net	$(170,908)
Accrued expenses and other liabilities	(84,324)
Total liabilities assumed	$(255,232)
Preferred equity repaid at closing	(47,376)
Total net assets acquired	$101,720

The amortization period for each of the finite lived intangible assets and the activity for the year ended December 31, 2021 is summarized in the table below:

(Dollars in Thousands)	Acquisition Date July 1, 2021	Amortization Period Ended December 31, 2021	Carrying Value at December 31, 2021	Amortization Period (Years) (1)
Trademarks / Trade Names	$4,000	$(200)	$3,800	10
Customer Relationships	16,000	(4,000)	12,000	4
Internally Developed Software	4,000	(400)	3,600	5
Non-Compete Agreements	4,000	(2,000)	2,000	1
Total Identified Intangibles	$28,000	$(6,600)	$21,400

(1)Amortization is calculated on a straight-line basis over the amortization period, except for Customer Relationships, where amortization is calculated based on expected levels of customer attrition.
No pro-forma financial information showing the impact of the transaction as if it had occurred on January 1, 2020 is being presented as such pro forma information would not be materially different from the Company’s previously reported net revenues or net income and would not be indicative of its future consolidated results of operations. Based on the assets held by Lima One at the closing of the transaction and Lima One’s mortgage banking activity subsequent to the closing of the transaction, Lima One contributed approximately $51.5 million of net interest income and other revenue, and $27.4 million of net income to the Company’s consolidated statements of operations for the year ended December 31, 2021. The Company continues to implement plans to optimize the financing and capital needed to support Lima One’s business activities. Execution of these plans may impact, among other things, the amount and timing of recording transactions on subsidiary entities within the MFA group, the amount of capital allocated to Lima One and the revenues and expenses generated by Lima One in the future. Consequently, the results recorded on Lima One’s stand-alone financial statements in future periods may differ materially from the current period.